Repossessed Assets Acquired In Settlement Of Loans (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Other Real Estate and Other Assets Repossessed [Roll Forward]
Balance, Beginning Of Period	$ 14,160,099	$ 6,754,425	$ 14,433,853
Additions	2,456,478	3,861,182	4,276,679
Capital Improvements	0	0	36,877
Sales	6,929,152	(5,274,003)	3,978,390
Write Downs	2,933,000	(1,394,378)	608,920
Balance, End Of Period	$ 6,754,425	$ 3,947,226	$ 14,160,099